Total
PF Small-Cap Value Fund
PF Small-Cap Value Fund
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PF Small-Cap Value Fund CLASS P
Management Fee	0.75%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.00%
Less Expense Reimbursement	(0.10%)	[1]
Total Annual Fund Operating Expenses after Expense Reimbursement	0.90%
[1]	The investment adviser has agreed to limit certain "Other Expenses" incurred by the Fund that exceed an annual rate of 0.15% through 7/31/2021, and 0.30% from 8/1/2021 through 7/31/2023. This agreement shall automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment, along with the other expenses subject to the expense cap, would be limited to the lesser of: (i) the expense cap in effect at the time of the reimbursement or (ii) the expense cap in effect at the time of recoupment.

Example

The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Example assumes that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year, and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown, except for the expense reimbursement (expense limitation), which is only reflected for the contractual periods. Although your actual costs may be higher or lower, the Example shows what your costs would be based on these assumptions.

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example	1 year	3 years	5 years	10 years
PF Small-Cap Value Fund | CLASS P | USD ($)	92	308	543	1,216

Your expenses (in dollars) if you sell/redeem or hold all of your shares at the end of each period
Expense Example No Redemption	1 year	3 years	5 years	10 years
PF Small-Cap Value Fund | CLASS P | USD ($)	92	308	543	1,216

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings).During the fiscal year ended March 31, 2020, the portfolio turnover rate was 36% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its assets in small-capitalization equity securities. The sub-adviser generally considers small-capitalization companies to be those that, at the time of investment, fall within the capitalization range between the smallest company in the Russell 2000 Value Index and the greater of $4 billion or the market capitalization of the largest company in the Russell 2000 Value Index. As of March 31, 2020, the market capitalization range of the Russell 2000 Value Index was approximately $5.3 million to $5.5 billion. As of March 31, 2020, the weighted average market capitalization of the Fund was approximately $1.9 billion.

The sub-adviser may invest up to 25% of the Fund’s assets in securities of foreign issuers, including issuers in emerging market countries and American Depositary Receipts (“ADRs”).

The sub-adviser seeks to identify companies that are undervalued versus their long-term earnings potential in selecting investments for the Fund. Sector allocations are determined based upon the sub-adviser's assessment of investment opportunities and/or market conditions. The sub-adviser considers selling a holding when any of the factors leading to its purchase materially changes or when a more attractive candidate is identified.

Principal Risks

As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money. There is no guarantee that the Fund will achieve its investment goal. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Italicized terms refer to separate Principal Risks that are each defined in the Principal Risks section below.

While the Fund may be subject to various risk exposures at any given time depending on market conditions and other factors impacting holdings and investment strategies, the Fund under normal circumstances is subject to the following principal risks:

● Equity Securities Risk: Equity securities tend to go up or down in value, sometimes rapidly and unpredictably.

● Small-Capitalization Companies Risk: Small-capitalization companies may be more susceptible to liquidity risk and price volatility and be more vulnerable to economic, market and industry changes than larger, more established companies.

● Value Companies Risk: Value companies are those that a Manager believes are undervalued and trading for less than their intrinsic values. There is a risk that the determination that a stock is undervalued is not correct or is not recognized in the market.

● Active Management Risk: The Manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.

● Currency Risk: A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

● Emerging Markets Risk: Investments in or exposure to investments in emerging market countries may be riskier than investments in or exposure to investments in U.S. and other developed markets for many reasons, including smaller market capitalizations, greater price volatility, less liquidity, a higher degree of political and economic instability, the impact of economic sanctions, less governmental regulation and supervision of the financial industry and markets, and less stringent financial reporting and accounting standards and controls.

● Foreign Markets Risk: Exposure to a foreign market, including through depositary receipts, can involve additional risks relating to market, economic, political, regulatory, geopolitical, or other conditions of that market. These factors can make foreign investments more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in another market, country or region. Depositary receipts are also subject to these risks.

● Liquidity Risk: Certain holdings may be difficult to purchase, sell and value, particularly during adverse market conditions, because there is a limited market for the investment or there are restrictions on resale. The Fund may not be able to sell a holding quickly at the price it has valued the holding, may be unable to take advantage of market opportunities or may be forced to sell other more desirable, more liquid securities or sell less liquid or illiquid securities at a loss if needed to raise cash to conduct operations, including to meet redemption requests.

● Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is more broadly defined than an industry classification) based on investment opportunities or market conditions. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events.

Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.

AllianceBernstein L.P. began managing the Fund on May 1, 2014 and some investment policies changed at that time. Another firm managed the Fund before that date.

Calendar Year Total Returns (%)1

[1] Class P return for the period 1/1/20 through 6/30/20: (24.10%)
Best and worst quarterly performance reflected within the bar chart: Q4 2016: 13.55%; Q4 2018: (20.14%)
Average Annual Total Returns (For the periods ended December 31, 2019)
Average Annual Returns - PF Small-Cap Value Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
CLASS P	22.79%	7.24%	11.10%	Jun. 29, 2007
After Taxes on Distributions | CLASS P	20.44%	4.70%	8.64%
After Taxes on Distributions and Sale of Fund Shares | CLASS P	15.03%	5.53%	8.79%
Russell 2000 Value Index (reflects no deductions for the fees, expenses or taxes)	22.39%	6.99%	10.56%

The after-tax returns (a) are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes, and (b) are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In some instances, the return after taxes on distributions and sale of Fund shares may be greater than the return before taxes because the investor is assumed to be able to use the capital loss of the sale of Fund shares to offset other taxable capital gains.